UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment [ ];                   Amendment Number:
                                                                 --
   This Amendment (Check only one):
        [ ] is a restatement.
        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bronson Point Management LLC
Address: 1960 Bronson Road
         Fairfield, CT 06824

Form 13F File Number: 28-14120

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Strober
Title:  Chief Operating Officer
Phone:  (203) 292-2850

Signature, Place, and Date of Signing:

/s/ Andrew Strober          Fairfield, Connecticut       February 3, 2012
-----------------------     ----------------------       ----------------
[Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: $327,690 (thousands)

                                  FORM 13F INFORMATION TABLE



Column 1                      Column 2         Column 3  Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF          CUSIP     VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

ABOVENET INC                  COM              00374N107   16,415  252,500    SH         SOLE                  252,500
ACTUANT CORP                  CL A NEW         00508X203    6,920  305,000    SH         SOLE                  305,000
ALBEMARLE CORP                COM              012653101    3,348   65,000    SH         SOLE                   65,000
ALLEGHENY TECHNOLOGIES INC    COM              01741R102    2,390   50,000    SH         SOLE                   50,000
AMAZON COM INC                COM              023135106      866    5,000    SH         SOLE                    5,000
AVON PRODS INC                COM              054303102      874   50,000    SH         SOLE                   50,000
BARRICK GOLD CORP             COM              067901108    1,358   30,000    SH         SOLE                   30,000
BOEING CO                     COM              097023105    9,169  125,000    SH         SOLE                  125,000
CARPENTER TECHNOLOGY CORP     COM              144285103    2,059   40,000    SH         SOLE                   40,000
CARTER INC                    COM              146229109    1,123   28,200    SH         SOLE                   28,200
CATERPILLAR INC DEL           COM              149123101    2,265   25,000    SH         SOLE                   25,000
CBS CORP NEW                  CL B             124857202    4,750  175,000    SH         SOLE                  175,000
COMCAST CORP NEW              CL A             20030N101   11,559  487,500    SH         SOLE                  487,500
COMMERCIAL METALS CO          COM              201723103    1,383  100,000    SH         SOLE                  100,000
CONSOL ENERGY INC             COM              20854P109    7,340  200,000    SH         SOLE                  200,000
CORN PRODS INTL INC           COM              219023108   14,462  275,000    SH         SOLE                  275,000
CUMMINS INC                   COM              231021106    4,621   52,500    SH         SOLE                   52,500
DANA HLDG CORP                COM              235825205    4,921  405,000    SH         SOLE                  405,000
DANAHER CORP DEL              COM              235851102   11,007  234,000    SH         SOLE                  234,000
DICKS SPORTING GOODS INC      COM              253393102    2,213   60,000    SH         SOLE                   60,000
DIGITALGLOBE INC              COM NEW          25389M877    4,363  255,000    SH         SOLE                  255,000
DISNEY WALT CO                COM DISNEY       254687106    2,813   75,000    SH         SOLE                   75,000
EATON CORP                    COM              278058102    3,918   90,000    SH         SOLE                   90,000
EMERSON ELEC CO               COM              291011104    1,631   35,000    SH         SOLE                   35,000
FAMILY DLR STORES INC         COM              307000109    4,313   74,800    SH         SOLE                   74,800
FREEPORT-MCMORAN COPPER & GO  COM              35671D857    2,023   55,000    SH         SOLE                   55,000
GEORGIA GULF CORP             COM
                              PAR$0.01 NEW     373200302    4,726  242,500    SH         SOLE                  242,500
GOODYEAR TIRE & RUBR CO       COM              382550101    8,644  610,000    SH         SOLE                  610,000
HANSEN NAT CORP               COM              411310105    4,377   47,500    SH         SOLE                   47,500
HARLEY DAVIDSON INC           COM              412822108    7,755  199,500    SH         SOLE                  199,500
HONEYWELL INTL INC            COM              438516106   10,055  185,000    SH         SOLE                  185,000
IMAX CORP                     COM              45245E109    3,437  187,500    SH         SOLE                  187,500
JPMORGAN CHASE & CO           COM              46625H100    6,068  182,500    SH         SOLE                  182,500
KNOLOGY INC                   COM              499183804    4,260  300,000    SH         SOLE                  300,000
KRAFT FOODS INC               CL A             50075N104    9,340  250,000    SH         SOLE                  250,000
LAS VEGAS SANDS CORP          COM              517834107    7,264  170,000    SH         SOLE                  170,000
LAZARD LTD                    SHS A            G54050102    3,003  115,000    SH         SOLE                  115,000
LENNOX INTL INC               COM              526107107    2,367   70,123    SH         SOLE                   70,123
LOWES COS INC                 COM              548661107   10,152  400,000    SH         SOLE                  400,000
MACYS INC                     COM              55616P104   10,056  312,500    SH         SOLE                  312,500
METLIFE INC                   COM              59156R108    4,053  130,000    SH         SOLE                  130,000
NAVISTAR INTL CORP NEW        COM              63934E108    2,462   65,000    SH         SOLE                   65,000
NCR CORP NEW                  COM              62886E108    2,140  130,000    SH         SOLE                  130,000
NETFLIX INC                   COM              64110L106      866   12,500    SH         SOLE                   12,500
OLD DOMINION FGHT LINES INC   COM              679580100    2,229   55,000    SH         SOLE                   55,000
OWENS ILL INC                 COM NEW          690768403    5,775  297,964    SH         SOLE                  297,964
PACCAR INC                    COM              693718108    2,342   62,500    SH         SOLE                   62,500
PAPA JOHNS INTL INC           COM              698813102    1,130   30,000    SH         SOLE                   30,000
PENN NATL GAMING INC          COM              707569109    7,054  185,300    SH         SOLE                  185,300
PEPSICO INC                   COM              713448108   14,929  225,000    SH         SOLE                  225,000


POTASH CORP SASK INC          COM              73755L107    1,445   35,000    SH         SOLE                   35,000
REALD INC                     COM              75604L105    1,866  235,000    SH         SOLE                  235,000
RELIANCE STEEL & ALUMINUM CO  COM              759509102    1,948   40,000    SH         SOLE                   40,000
SHERWIN WILLIAMS CO           COM              824348106    4,910   55,000    SH         SOLE                   55,000
STARBUCKS CORP                COM              855244109    2,070   45,000    SH         SOLE                   45,000
TARGET CORP                   COM              87612E106    2,817   55,000    SH         SOLE                   55,000
TECK RESOURCES LTD            CL B             878742204    2,199   62,500    SH         SOLE                   62,500
THOMAS & BETTS CORP           COM              884315102    6,006  110,000    SH         SOLE                  110,000
TRIUMPH GROUP INC NEW         COM              896818101    2,046   35,000    SH         SOLE                   35,000
TYCO INTERNATIONAL LTD        SHS              H89128104   11,678  250,000    SH         SOLE                  250,000
UNITED RENTALS INC            COM              911363109    2,955  100,000    SH         SOLE                  100,000
VIASAT INC                    COM              92552V100    6,342  137,500    SH         SOLE                  137,500
VULCAN MATLS CO               COM              929160109      394   10,000    SH         SOLE                   10,000
WABCO HLDGS INC               COM              92927K102    1,302   30,000    SH         SOLE                   30,000
WELLS FARGO & CO NEW          COM              949746101    9,646  350,000    SH         SOLE                  350,000
WYNDHAM WORLDWIDE CORP        COM              98310W108    6,072  160,500    SH         SOLE                  160,500
YAHOO INC                     COM              984332106    1,411   87,500    SH         SOLE                   87,500
